1290 Funds®

1290 DoubleLine Dynamic Allocation Fund

SUPPLEMENT DATED MAY 21, 2020 TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2020, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) dated March 1, 2020, as supplemented, of 1290 Funds. You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and SAI and retain it for future reference. You may obtain an additional copy of the Summary Prospectus, Prospectus and SAI, free of charge, by calling 1-888-310-0416 or by sending an e-mail request to1290Funds@dfinsolutions.com, or you can view, print, and download a copy of these documents at 1290 Funds’ website at www.1290Funds.com.

The purpose of this Supplement is to provide you with information regarding a change to the portfolio managers for the 1290 DoubleLine Dynamic Allocation Fund.

Philip A. Barach will no longer serve as a member of the team that is responsible for the securities selection, research, and trading for the 1290 DoubleLine Dynamic Allocation Fund. All references to Phillip A. Barach in the Summary Prospectus, Prospectus and SAI are deleted in their entirety.

The table in the section of the Summary Prospectus entitled “Who Manages the Fund — Sub-Adviser:

DoubleLine Capital LP (“DoubleLine”)” is amended to add the following:

Name	Title	Date Began Managing the Fund
Jeffrey Sherman	Deputy Chief Investment Officer and Portfolio Manager of DoubleLine	May 2020
Emidio Checcone	Portfolio Manager of DoubleLine	May 2020

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The table in the section of the Prospectus entitled “1290 DoubleLine Dynamic Allocation Fund — Who Manages the Fund — Sub-Adviser: DoubleLine Capital LP” is amended to add the following:

Name	Title	Date Began Managing the Fund
Jeffrey Sherman	Deputy Chief Investment Officer and Portfolio Manager of DoubleLine	May 2020
Emidio Checcone	Portfolio Manager of DoubleLine	May 2020

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The section of the Prospectus entitled “Management of the Funds — The Sub-Advisers — DoubleLine Capital LP” is amended to include the following information:

Jeffrey Sherman is Deputy Chief Investment Officer at DoubleLine. He also serves as lead Portfolio Manager for multi-sector and derivative-based strategies. Prior to joining DoubleLine in 2009, he was a Senior Vice President at TCW where he worked as a portfolio manager and quantitative analyst.

Emidio Checcone, Portfolio Manager, joined DoubleLine in 2014. Prior to DoubleLine, he worked at Huber Capital Management, where he was a Principal and Portfolio Manager, and PRIMECAP Management Company, where he was a Principal and Financial Analyst.

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The section of the SAI entitled “Appendix B 1290 Funds Portfolio Manager Information — DoubleLine Capital LP” is amended to add the following information:

DoubleLine Capital LP (“DoubleLIne” or “Sub-Adviser”)

Portfolio Manager	Presented below for the portfolio manager is the number of
other accounts of the Sub-Adviser managed by the portfolio
manager and the total assets of the accounts managed within
	each category as of March 31, 2020						Presented below for each of the categories is the number of accounts and the total assets of the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets In Millions	Number of Accounts	Total Assets In Millions	Number of Accounts	Total Assets In Millions	Number of Accounts	Total Assets In Millions	Number of Accounts	Total Assets In Millions	Number of Accounts	Total Assets In Millions

1290 DoubleLIne Dynamic Allocation Fund
Jeffrey Sherman	24	$37,724B	8	$2,703B	18	$10,231B	0	N/A	0	N/A	0	N/A
Emidio Checcone	1	$41,169M	0	N/A	0	N/A	0	N/A	0	N/A	0	N/A

Ownership of Securities of the Portfolio as of February 29, 2020

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000

1290 DoubleLIne Dynamic Allocation Fund
Jeffrey Sherman	x
Emidio Checcone	x

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